Loan from Third Parties (Details) - Third Parties [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Loan from Third Parties [Line Items]
Amount of repayment | $	$ 760,000
Class A Ordinary Shares [Member]
Loan from Third Parties [Line Items]
Number of shares issued | shares	489,701